Reverse Acquisition - Additional Information (Details)		2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 02, 2023 shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 15, 2023 USD ($) shares	Feb. 24, 2023 shares	Mar. 30, 2022 shares
Disclosure of detailed information about business combination [line items]
Profit/ (loss) | $		$ 45,494,252	$ 8,522,366	$ 6,234,448	$ 2,275,151	$ 6,281,365	$ (1,120,203)
Ordinary shares issued		28,979,828	29,157,642		28,979,828				1
Number of shares issued										1,000,000
Fair value [member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | $								$ 20,228,171
Captivision Korea, Inc [member]
Disclosure of detailed information about business combination [line items]
Acquisition, exchange of ordinary shares	0.8008
Number of shares issued								21,365,404
Captivision Korea, Inc [member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued								17,109,472